Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Revenues - Corporate Services [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total Revenues	$ 15,501,359	$ 17,362,093	$ 30,414,856	$ 30,327,696	$ 68,681,818	$ 48,929,124
Retail and Appliances [Member]
Revenues
Total Revenues					8,961,248	10,671,129
Retail and Eyewear [Member]
Revenues
Total Revenues	3,076,901	4,494,061	6,973,068	7,286,773	15,454,097
Construction [Member]
Revenues
Total Revenues	11,321,371	11,503,895	20,560,340	20,416,620	39,715,887	31,768,907
Automotive Supplies [Member]
Revenues
Total Revenues	$ 1,103,087	$ 1,364,137	$ 2,881,448	$ 2,624,303	4,550,586	6,489,088
Appliances [Member]
Revenues
Total Revenues					8,004,226	9,197,811
Appliances [Member] | Retail and Appliances [Member]
Revenues
Total Revenues					8,004,226	9,197,811
Appliances [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues
Appliances [Member] | Construction [Member]
Revenues
Total Revenues
Appliances [Member] | Automotive Supplies [Member]
Revenues
Total Revenues
Appliance accessories, parts, and other [Member]
Revenues
Total Revenues					957,022	1,473,318
Appliance accessories, parts, and other [Member] | Retail and Appliances [Member]
Revenues
Total Revenues					957,022	1,473,318
Eyewear-related [Member]
Revenues
Total Revenues					13,896,847
Eyewear-related [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues					13,896,847
Personal protective equipment and other [Member]
Revenues
Total Revenues					1,557,250
Personal protective equipment and other [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues					1,557,250
Automotive horns [Member]
Revenues
Total Revenues					3,150,530	5,068,616
Automotive horns [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Automotive horns [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues
Automotive horns [Member] | Construction [Member]
Revenues
Total Revenues
Automotive horns [Member] | Automotive Supplies [Member]
Revenues
Total Revenues					3,150,530	5,068,616
Automotive lighting [Member]
Revenues
Total Revenues					1,400,056	1,420,472
Automotive lighting [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Automotive lighting [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues
Automotive lighting [Member] | Construction [Member]
Revenues
Total Revenues
Automotive lighting [Member] | Automotive Supplies [Member]
Revenues
Total Revenues					1,400,056	1,420,472
Custom cabinets and countertops [Member]
Revenues
Total Revenues					9,639,549	10,644,283
Custom cabinets and countertops [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Custom cabinets and countertops [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues
Custom cabinets and countertops [Member] | Construction [Member]
Revenues
Total Revenues					9,639,549	10,644,283
Custom cabinets and countertops [Member] | Automotive Supplies [Member]
Revenues
Total Revenues
Finished carpentry [Member]
Revenues
Total Revenues					30,076,338	21,124,624
Finished carpentry [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Finished carpentry [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues
Finished carpentry [Member] | Construction [Member]
Revenues
Total Revenues					30,076,338	21,124,624
Finished carpentry [Member] | Automotive Supplies [Member]
Revenues
Total Revenues
Eyewear [Member]
Revenues
Total Revenues
Eyewear [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Eyewear [Member] | Retail and Eyewear [Member]
Revenues
Total Revenues
Eyewear [Member] | Construction [Member]
Revenues
Total Revenues
Eyewear [Member] | Automotive Supplies [Member]
Revenues
Total Revenues